Environmental and other provisions (Schedule of detailed information about provisions) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Current provisions	$ 90.2	$ 29.9
Non-current provisions	312.6	300.8
Total provisions	402.8	330.7	$ 344.2
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Current provisions	20.6	4.0
Non-current provisions	297.8	292.9
Total provisions	318.4	296.9	315.4
Deferred share units [Member]
Disclosure of other provisions [line items]
Current provisions	21.5	12.3
Non-current provisions	0.0	0.0
Total provisions	21.5	12.3	8.7
Restricted share units [Member]
Disclosure of other provisions [line items]
Current provisions	20.5	6.4
Non-current provisions	5.6	3.2
Total provisions	26.1	9.6	5.0
Performance share units [Member]
Disclosure of other provisions [line items]
Current provisions	19.0	1.9
Non-current provisions	7.9	3.6
Total provisions	26.9	5.5	2.6
Other [Member]
Disclosure of other provisions [line items]
Current provisions	8.6	5.3
Non-current provisions	1.3	1.1
Total provisions	$ 9.9	$ 6.4	$ 12.5